Leases	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Leases

16.	LEASES

The Company adopted IFRS 16, Leases ("IFRS 16") on January 1, 2019. The objective of IFRS 16 is to recognize substantially all leases on balance sheet for lessees. IFRS 16 requires lessees to recognize a "right-of-use" asset and a lease liability calculated using a prescribed methodology. The Company has adopted IFRS 16 using the modified retrospective approach which does not require restatement of comparative periods. Comparative information has not been restated and continues to be reported under IAS 17, Leases (“IAS 17”), and IFRIC 4, Determining Whether an Arrangement Contains a Lease (“IFRIC 4”). The details of accounting policies under IAS 17 and IFRIC 4 are disclosed separately if they are different from those under IFRS 16.
Right-of-use assets

The Company classifies right-of-use ("ROU") assets as an asset either explicitly specified in the contract or implicitly specified at the time it is made available for use by the Company. In conjunction, the Company controls either directly or indirectly the operation of that asset, as well, derives substantially all the economic benefits from use of the asset.

The following ROU assets have been included within in the mineral property, plant and equipment section of the consolidated financial statements (note 7), and separately disclosed here.

Total
Cost
Opening balance - December 31, 2018	7.9
ROU asset additions	2.4
At December 31, 2019	10.3

Accumulated amortization
Opening balance - December 31, 2018	3.6
Amortization	1.1
At December 31, 2019	4.7

Net carrying value
At December 31, 2019	5.6

Amounts recognized in net earnings

The following amounts were recognized in net earnings for the year ended December 31, 2019, related to contracts that the Company applied the practical expedients of the standard:

December 31, 2019

Interest expense on lease liabilities	0.3
Expense relating to short-term leases	2.7
Expense relating to low value assets	0.1
Expense relating to variable lease payments not included in the measurement of the lease liability	98.1
101.2

The Company has a number of contracts that are based on variable measures, and not fixed payments. These contracts include measures such as tonnes mined, or metres developed, which exempt the contracts from recognizing the ROU asset or lease liability.

Total cash outflow for leases amount to $103.3 million for the year ended December 31, 2019.